Supplementary Income Statement And Cash Flow Information	12 Months Ended
Jan. 31, 2011
Supplementary Income Statement And Cash Flow Information
Supplementary Income Statement And Cash Flow Information

Note 16—Supplementary Income Statement and Cash Flow Information:

Supplementary income statement information for the years presented were as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Depreciation and amortization expense for property, plant and equipment and assets acquired under capital leases	$70	$64	$58

Internal research and development costs included in selling, general and administrative expenses	$55	$49	$46

Impairment losses for goodwill	$—	$—	$2

Impairment losses for intangible assets	$—	$6	$3

The impairment losses for goodwill and intangible assets recognized in fiscal 2009 was reflected in discontinued operations.

Supplementary cash flow information, including non-cash investing and financing activities, for the years presented was as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Increase (decrease) in accrued stock repurchases	$(17)	$24	$(6)

Fair value of assets acquired in acquisitions	$470	$314	$224
Cash paid in acquisitions, net of cash acquired of $10 million, $8 million and $5 million in fiscal 2011, 2010 and 2009, respectively	(382)	(256)	(201)
Non-cash consideration	—	(3)	—
Accrued acquisition payables, net	(4)	(10)	(9)

Liabilities assumed in acquisitions	$84	$45	$14

Cash paid for interest (including discontinued operations)	$71	$71	$77

Cash paid for income taxes (including discontinued operations)	$361	$273	$269

In-kind dividend distributed by Science Applications to SAIC	$—	$—	$188